Subsequent events	6 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent events

17. Subsequent events:

On October 30, 2017, the Board of Directors of the Company approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act of Japan as follows:

(a) total number of shares authorized for repurchase is up to 70,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥50 billion and (c) the share buyback program will run from November 15, 2017 to March 30, 2018.

On November 29, 2017, the Company’s Executive Management Board resolved to cancel a part of its own shares, pursuant to the company’s articles of incorporation set out in accordance with Article 178 of the Companies Act of Japan as follows:

(a) type of shares to be cancelled is the Company’s common shares, (b) total number of shares to be cancelled is 179,000,000 shares (4.7 percent of outstanding shares) and (c) the scheduled cancellation date is on December 18, 2017.